Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (1,110)	$ (1,125)
Capitalized interest	49	45
Total interest expense	$ (1,110)	$ (1,125)
Capitalisation rate of borrowing costs eligible for capitalisation	3.95%	3.96%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (1,072)	$ (1,017)
Other
Disclosure of detailed information about borrowings [line items]
Interest expense	(87)	(153)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total interest expense	$ (199)	$ (213)